UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 52.1%
	Shares	Value

Australia — 0.1%
Macquarie Atlas Roads Group	4,409	$19,611
Qube Holdings	1,172	2,494
Spark Infrastructure Group	14,183	28,366
Sydney Airport	1,641	8,835
Transurban Group	7,221	65,914

		125,220

Belgium — 0.1%
Ackermans & van Haaren	300	54,265
Gimv	230	14,561

		68,826

Bermuda — 0.0%
Aspen Insurance Holdings	560	27,328

Brazil — 0.0%
CPFL Energia ADR	374	6,422
Ultrapar Participacoes ADR	396	9,373

		15,795

Canada — 0.4%
Alaris Royalty	1,150	20,791
AltaGas	184	4,283
Bank of Montreal	4,543	344,566
Enbridge	1,200	49,743
Enerflex	3,322	45,936
Inter Pipeline	273	5,391
New Flyer Industries	500	20,385
Onex	1,080	86,547
Pembina Pipeline	290	9,883
TransCanada	639	32,648
Veresen	230	3,359
Westshore Terminals Investment	54	1,022

		624,554

China — 0.1%
Autohome ADR *	546	26,579
Kunlun Energy	6,000	5,984

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

China — continued
YY ADR *	499	$35,679

		68,242

Colombia — 0.0%
Enel Americas ADR	847	8,470

Denmark — 0.0%
Schouw	270	29,655

France — 0.4%
Aeroports de Paris	261	44,199
Altamir	930	18,507
Credit Agricole	2,213	38,903
Engie	1,789	28,813
Eurazeo	670	54,687
Eutelsat Communications	2,035	55,142
Groupe Eurotunnel	405	4,488
Hermes International	83	42,053
SES, Cl A	2,202	51,809
Vinci	1,030	92,351
Wendel	370	55,714

		486,666

Germany — 0.5%
Allianz	1,225	261,027
AURELIUS Equity Opportunities & KGaA	500	29,465
Bayer	22	2,791
Deutsche Beteiligungs	460	21,678
E.ON	1,617	16,008
Fraport Frankfurt Airport Services Worldwide	568	56,899
Fresenius & KGaA	1,771	149,753
Hamburger Hafen und Logistik	55	1,540
Innogy (A)	1,241	52,131
Muenchener Rueckversicherungs-Gesellschaft in
Muenchen	367	78,853
Rocket Internet * (A)	990	20,410

		690,555

Hong Kong — 0.5%
Agricultural Bank of China, Cl H	84,000	39,254
Beijing Capital International Airport, Cl H	4,000	6,300

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Hong Kong — continued
China Life Insurance	89,000	$94,171
China Merchants China Direct Investments	8,000	12,475
China Merchants Port Holdings	2,000	6,286
China Petroleum & Chemical, Cl H	184,000	139,693
China Telecom, Cl H	432,000	205,745
China Vanke, Cl H	4,400	12,985
Chongqing Rural Commercial Bank, Cl H	19,000	14,011
CLP Holdings	2,000	21,317
COSCO SHIPPING Ports	2,000	2,448
CSPC Pharmaceutical Group	20,000	31,188
Fosun International	42,500	64,424
Guangdong Investment	4,000	5,633
Hong Kong & China Gas	9,900	18,733
Hopewell Highway Infrastructure	2,500	1,536
Jiangsu Expressway, Cl H	4,000	5,807
Shenzhen Expressway, Cl H	2,000	1,787
Shenzhen International Holdings	1,500	2,570
Zhejiang Expressway, Cl H	4,000	4,993

		691,356

Indonesia — 3.9%
AKR Corporindo	84,300	43,656
Astra International	1,046,400	626,316
Bank Central Asia	585,200	821,318
Bank Danamon Indonesia	198,300	84,833
Bank Mandiri Persero	443,300	454,146
Bank Negara Indonesia Persero	354,200	198,048
Bank Rakyat Indonesia Persero	593,300	657,911
Global Mediacom	58,500	2,283
Gudang Garam	22,800	130,222
Hanjaya Mandala Sampoerna	441,800	117,712
Indocement Tunggal Prakarsa	69,800	91,677
Indofood CBP Sukses Makmur	110,800	69,437
Indofood Sukses Makmur	208,400	130,993
Jasa Marga Persero	361,400	158,675
Kalbe Farma	1,001,700	130,438
Matahari Department Store	110,900	105,498
Media Nusantara Citra	237,200	32,044

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Indonesia — continued
Semen Indonesia Persero	140,900	$105,220
Surya Citra Media	277,700	49,188
Telekomunikasi Indonesia Persero	2,393,000	842,328
Tower Bersama Infrastructure	113,900	57,702
Unilever Indonesia	72,500	266,352
United Tractors	95,800	216,420
Waskita Karya Persero	225,500	40,449
XL Axiata *	177,400	44,736

		5,477,602

Italy — 0.3%
ASTM	217	4,740
Atlantia	3,846	116,963
Enav (A)	397	1,823
Enel	7,410	42,316
Hera	5,158	16,669
Italgas	6,724	37,013
Snam	14,509	68,634
Societa Iniziative Autostradali e Servizi	663	9,120
Terna Rete Elettrica Nazionale	16,615	94,922

		392,200

Japan — 13.7%
Ai Holdings	8,300	228,872
Ajinomoto	10,900	219,394
Alps Electric	6,200	169,278
Asahi Group Holdings	5,800	236,693
Bandai Namco Holdings	7,000	243,503
Capcom	11,500	285,505
Casio Computer	14,500	237,798
Central Japan Railway	1,600	257,608
Chubu Electric Power	7,800	102,519
CYBERDYNE *	6,300	85,775
Dai-ichi Life Holdings	13,700	237,477
Daikin Industries	2,700	286,543
Daikyo	78,000	163,436
DeNA	400	8,799
Disco	1,600	284,022
Ferrotec	4,000	59,504

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
Fuji Electric	64,000	$352,960
Fujitsu	23,000	171,845
GMO internet	11,800	152,310
HIS	8,000	246,360
Hoya	2,500	141,186
IDOM	13,400	88,851
Iida Group Holdings	7,600	129,947
Isuzu Motors	33,800	464,790
ITOCHU	13,800	216,617
Jafco	900	43,104
JFE Holdings	15,500	299,821
Kao	5,000	304,504
Keyence	600	277,672
Koito Manufacturing	6,300	369,160
Komatsu	9,700	260,834
Kubota	10,300	179,336
M3	2,100	56,669
Megachips	6,700	179,161
Minebea	25,000	413,397
MISUMI Group	8,800	218,394
Mitsubishi UFJ Financial Group	65,500	415,891
Mitsui	16,000	232,935
Mitsui Fudosan	11,000	252,887
Morinaga	2,700	154,783
Morinaga Milk Industry	6,000	43,866
MS&AD Insurance Group Holdings	13,000	456,584
Nichias	13,000	157,894
Nidec	3,200	352,959
Nippon Telegraph & Telephone	5,000	244,456
Nitori Holdings	2,000	282,281
NTT DOCOMO	8,900	206,909
NTT Urban Development	15,000	153,612
Obara Group	1,500	82,997
Obayashi	3,900	46,979
Omron	1,900	94,961
Otsuka	3,100	203,302
Penta-Ocean Construction	28,000	166,865
PeptiDream *	5,200	163,672

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
Pola Orbis Holdings	10,600	$294,698
Recruit Holdings	15,700	271,861
SCSK	8,900	376,602
Seikagaku	2,400	38,728
Sekisui Chemical	17,700	326,240
Seven & i Holdings	3,400	137,086
Shimadzu	17,900	352,658
Shin-Etsu Chemical	4,000	366,818
Shionogi	9,200	492,024
SMS	6,000	189,940
SoftBank Group	5,400	438,779
Sony	8,700	358,274
Subaru	4,500	163,028
Sumitomo Metal Mining	20,000	302,689
Sumitomo Mitsui Financial Group	8,400	319,634
Sundrug	11,500	428,727
Suzuki Motor	7,700	365,286
Taisei	14,000	134,101
Tokio Marine Holdings	6,200	261,227
Tokyo Tatemono	9,700	132,155
Tomy	24,400	298,568
Topcon	18,800	322,300
Toray Industries	32,000	289,392
Toyobo	62,000	118,101
Toyota Motor	7,100	401,482
W-Scope	7,400	157,203
Yaskawa Electric	9,200	247,097
Yokogawa Electric	11,100	187,173
Zenkoku Hosho	5,800	249,372

		19,408,720

Mexico — 0.1%
Alfa, Cl A	60,300	83,697
Grupo Aeroportuario del Centro Norte ADR	37	1,872
Grupo Aeroportuario del Pacifico ADR	42	4,813
Grupo Aeroportuario del Sureste ADR	22	4,676

		95,058

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

New Zealand — 0.0%
Auckland International Airport	889	$4,647

Portugal — 0.0%
REN - Redes Energeticas Nacionais SGPS	3,622	11,748

South Africa — 0.2%
Barclays Africa Group	3,954	43,384
Brait *	7,360	35,133
Capitec Bank Holdings	2,499	163,037
FirstRand	8,725	34,334
Zeder Investments	48,710	24,838

		300,726

South Korea — 0.0%
Korea Electric Power	841	33,481

Spain — 0.3%
Abertis Infraestructuras	3,699	73,084
Aena (A)	110	21,518
Amadeus IT Group, Cl A	4,774	294,213
Enagas	513	14,505
Iberdrola	4,604	36,321
Red Electrica	1,482	31,789

		471,430

Sweden — 0.0%
Bure Equity	850	10,449
Lifco, Cl B	660	21,998
Ratos, Cl B	5,910	28,255

		60,702

Switzerland — 0.1%
Flughafen Zurich	23	5,868
Lonza Group	128	30,446
Partners Group Holding	140	90,925
Swiss Re	262	25,267

		152,506

Taiwan — 0.1%
Advanced Semiconductor Engineering	14,000	18,824
Chicony Electronics	7,035	18,103

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Taiwan — continued
Hon Hai Precision Industry	29,000	$112,848

		149,775

United Kingdom — 0.4%
3i Group	7,270	89,781
Allied Minds *	8,350	17,848
BBA Aviation	767	3,033
BT Group, Cl A	45,907	189,886
Carnival	570	38,505
Centrica	4,098	10,733
Direct Line Insurance Group	8,286	40,953
IP Group *	16,380	30,797
Melrose Industries	16,470	50,502
National Grid	2,520	31,147
Pennon Group	4,167	44,259
SSE	738	13,428
United Utilities Group	3,358	39,764

		600,636

United States — 30.9%
Consumer Discretionary — 3.0%
Abercrombie & Fitch, Cl A	3,516	34,597
Amazon.com *	84	82,974
AMC Networks, Cl A *	900	57,555
American Axle & Manufacturing Holdings *	3,255	47,979
American Public Education *	1,281	27,285
Asbury Automotive Group *	713	38,502
Ascena Retail Group *	10,406	24,350
Best Buy	6,770	394,961
BJ’s Restaurants *	864	30,499
Bob Evans Farms	804	55,621
Boyd Gaming	2,966	74,328
Buckle	1,419	24,265
Burlington Stores *	300	26,109
Caleres	1,863	50,823
Career Education *	2,442	20,537
Carnival	1,488	99,369
Cato, Cl A	1,413	24,035
Cavco Industries *	318	41,467

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Consumer Discretionary — continued
Cooper-Standard Holdings *	500	$51,130
Core-Mark Holding	1,827	66,996
Crocs *	4,410	35,015
DineEquity	456	18,760
DSW, Cl A	1,734	31,281
Ethan Allen Interiors	1,197	38,364
EW Scripps, Cl A *	2,278	44,763
Express *	4,555	27,603
Fiesta Restaurant Group *	1,454	24,427
Finish Line, Cl A	2,091	28,772
Fossil Group *	2,398	26,978
FTD *	1,077	21,163
Gannett	6,219	55,784
Genesco *	838	26,900
Gentherm *	1,569	52,483
G-III Apparel Group *	1,908	49,665
Group 1 Automotive	764	45,496
Guess?	2,472	32,284
Haverty Furniture	1,191	26,500
Hilton Worldwide Holdings	1,813	113,367
Home Depot	201	30,070
ILG	2,529	67,044
JC Penney *	12,080	65,352
La-Z-Boy, Cl Z	1,849	62,496
Lear	234	34,676
Lithia Motors, Cl A	902	93,132
Lowe’s	290	22,446
Lumber Liquidators Holdings *	1,253	30,962
Macy’s	774	18,383
Marriott Vacations Worldwide	565	66,020
MDC Holdings	1,354	46,429
Meritage Homes *	1,357	55,298
Monro Muffler Brake	644	30,010
Motorcar Parts of America *	979	27,383
New Media Investment Group	2,464	34,348
Omnicom Group	4,505	354,724
Penn National Gaming *	3,045	61,387

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Consumer Discretionary — continued
Priceline Group *	14	$28,399
Red Robin Gourmet Burgers *	565	33,787
Rent-A-Center, Cl A	2,759	36,474
RH *	1,313	85,516
Ross Stores	2,369	131,053
Scholastic	1,191	49,343
Scripps Networks Interactive, Cl A	1,213	106,028
Standard Motor Products	971	48,919
Staples	632	6,415
Steven Madden *	1,201	49,241
Strayer Education	490	38,524
Sturm Ruger	634	36,518
Superior Industries International	1,291	25,239
Tailored Brands	2,014	25,256
Target	377	21,365
Time	3,782	53,137
TJX	591	41,553
TopBuild *	422	22,273
Twenty-First Century Fox	778	22,321
Universal Electronics *	378	25,874
Vista Outdoor *	1,740	40,177
Vitamin Shoppe *	1,718	18,898
Walt Disney	517	56,834
Wolverine World Wide	3,864	108,965

		4,185,256

Consumer Staples — 1.7%
Altria Group	801	52,041
Andersons	1,133	39,032
Archer-Daniels-Midland	2,805	118,315
Cal-Maine Foods	1,126	42,957
Campbell Soup	1,004	53,041
Central Garden & Pet *	1,055	33,760
Clorox	49	6,541
Coca-Cola	1,248	57,208
Conagra Brands	10,200	349,249
CVS Health	981	78,411

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Consumer Staples — continued
Darling Ingredients *	6,431	$104,632
General Mills	5,835	324,776
Inter Parfums	796	30,885
Kimberly-Clark	833	102,592
PepsiCo	142	16,559
Philip Morris International	484	56,488
Procter & Gamble	3,792	344,390
Sanderson Farms	772	100,939
SUPERVALU *	11,868	42,487
Universal	962	61,520
Walgreens Boots Alliance	78	6,292
Wal-Mart Stores	4,854	388,272

		2,410,387

Energy — 0.9%
Archrock	2,357	25,809
Atwood Oceanics *	3,689	28,996
Baker Hughes a GE	1,353	49,911
CARBO Ceramics *	1,295	9,156
Carrizo Oil & Gas *	1,313	20,693
Cheniere Energy *	172	7,774
Chevron	946	103,294
ConocoPhillips	2,835	128,624
CONSOL Energy *	3,180	53,297
Devon Energy	1,805	60,125
EOG Resources	111	10,561
Exterran *	1,405	38,904
ExxonMobil	2,166	173,366
Green Plains	1,422	28,085
Helix Energy Solutions Group *	4,266	27,900
Kinder Morgan	1,639	33,485
Matrix Service *	2,716	28,111
McDermott International *	5,653	38,271
Newpark Resources *	3,749	31,304
Noble	8,084	32,336
ONEOK	281	15,896
PDC Energy *	813	38,341

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Energy — continued
REX American Resources *	267	$26,695
SEACOR Holdings *	683	23,283
Southwestern Energy *	2,492	14,204
SRC Energy *	4,510	38,380
Targa Resources	159	7,379
Unit *	1,610	28,948
Valero Energy	771	53,176
Williams	607	19,290

		1,195,594

Financials — 14.7%
Aflac	1,340	106,865
Allstate	1,201	109,291
American Equity Investment Life Holding	3,916	104,870
Ameriprise Financial	674	97,649
Ameris Bancorp	419	19,190
Aon	441	60,933
Apollo Investment	2,320	14,825
Arch Capital Group *	662	64,386
Ares Capital	3,520	57,693
Associated Banc-Corp	1,713	41,026
Astoria Financial	4,928	99,447
Banc of California	2,294	47,142
BancorpSouth	950	28,548
Bank Mutual	452	4,497
Bank of America	67,261	1,622,334
Bank of Hawaii	685	57,314
Bank of New York Mellon	11,427	605,974
Bank of the Ozarks	1,041	44,919
Banner	295	17,042
BB&T	10,256	485,314
BlackRock Capital Investment	1,970	14,952
BofI Holding *	680	18,952
Boston Private Financial Holdings	5,980	91,793
Brookline Bancorp	804	11,939
Canadian Imperial Bank of Commerce	367	31,870
Capstead Mortgage ‡	5,213	50,983

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Financials — continued
Cathay General Bancorp	849	$31,795
Central Pacific Financial	346	10,702
Chemical Financial	820	39,516
Chubb	114	16,696
Cincinnati Financial	1,191	90,707
Citigroup	27,127	1,856,842
Citizens Financial Group	5,608	196,729
City Holding	175	11,485
Columbia Banking System	665	26,494
Comerica	3,212	232,260
Commerce Bancshares	979	56,821
Community Bank System	1,562	85,754
Cullen	1,760	159,773
Customers Bancorp *	2,089	62,357
CVB Financial	1,166	25,116
Dime Community Bancshares	344	7,155
Discover Financial Services	1,389	84,646
Donnelley Financial Solutions *	1,365	31,668
E*TRADE Financial *	2,018	82,738
East West Bancorp	3,892	221,766
Employers Holdings	1,243	53,884
Encore Capital Group *	1,053	42,225
Fidelity Southern	242	5,097
Fifth Street Finance	3,480	18,444
Fifth Third Bancorp	8,391	224,040
First BanCorp *	1,735	10,167
First Commonwealth Financial	1,016	13,238
First Financial Bancorp	3,829	98,022
First Financial Bankshares	761	32,913
First Horizon National	2,624	45,736
First Midwest Bancorp	920	20,433
FirstCash	1,898	110,369
FNB	3,648	49,978
FS Investment	5,360	48,776
Fulton Financial	1,975	36,044
Glacier Bancorp	869	30,345

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Financials — continued
Goldman Sachs Group	4,098	$923,401
Great Western Bancorp	1,843	71,895
Green Dot, Cl A *	1,313	52,835
Hancock Holding	951	43,746
Hanmi Financial	375	10,744
Hercules Capital	2,370	31,616
Home BancShares	1,470	36,456
HomeStreet *	288	7,560
Hope Bancorp	1,440	25,387
Horace Mann Educators	1,674	61,771
Huntington Bancshares	12,194	161,571
Independent Bank	310	22,119
Infinity Property & Casualty	644	64,432
Interactive Brokers Group, Cl A	2,093	83,825
International Bancshares	656	23,222
International. FCStone *	816	31,930
Investment Technology Group	1,556	34,341
JPMorgan Chase	20,350	1,868,129
KeyCorp	12,151	219,204
LegacyTexas Financial Group	480	18,586
LendingTree *	84	18,530
Leucadia National	8,300	216,049
Loews	888	43,228
M&T Bank	1,716	279,965
Maiden Holdings	3,817	42,369
Main Street Capital	1,400	54,250
MB Financial	812	33,211
Medley Capital	1,800	11,574
Morgan Stanley	16,165	758,138
National Bank Holdings, Cl A	302	10,307
Navigators Group	1,001	57,057
NBT Bancorp	483	17,456
New Mountain Finance	1,360	19,720
New York Community Bancorp	5,504	72,268
Northern Trust	2,380	208,274
Northfield Bancorp	510	8,563

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Financials — continued
Northwest Bancshares	5,077	$81,740
OFG Bancorp	2,880	28,944
Old National Bancorp	7,566	123,326
Opus Bank	212	5,046
Oritani Financial	433	7,188
PacWest Bancorp	1,353	64,971
PennantPark Investment	2,500	18,650
People’s United Financial	3,867	67,440
Pinnacle Financial Partners	545	34,826
Piper Jaffray	484	30,202
PNC Financial Services Group	5,417	697,710
Popular	2,800	117,992
PRA Group *	1,795	70,364
Principal Financial Group	1,004	67,017
ProAssurance	1,542	95,296
Progressive	1,239	58,394
Prospect Capital	6,100	49,837
Prosperity Bancshares	790	50,639
Provident Financial Services	3,543	93,960
Regions Financial	13,358	195,027
RLI	781	45,345
S&T Bancorp	396	15,000
Safeguard Scientifics *	1,740	20,706
Safety Insurance Group	731	51,864
Selective Insurance Group	2,077	105,200
ServisFirst Bancshares	509	18,497
Signature Bank NY *	645	89,384
Simmons First National, Cl A	341	18,602
Solar Capital	1,370	29,935
Southside Bancshares	1,869	64,906
State Street	3,985	371,522
Sterling Bancorp	3,690	85,239
Stewart Information Services	1,036	40,715
SunTrust Banks	6,854	392,666
SVB Financial Group *	599	106,886
Synovus Financial	1,364	59,307
TCF Financial	1,950	30,732

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Financials — continued
TD Ameritrade Holding	517	$23,642
Texas Capital Bancshares *	882	69,105
Tompkins Financial	139	10,941
Triangle Capital	680	11,771
TrustCo Bank NY	8,123	67,421
Trustmark	762	24,354
UMB Financial	1,317	91,742
Umpqua Holdings	2,495	46,257
United Bankshares	2,717	93,737
United Community Banks	819	22,735
United Fire Group	860	38,803
US Bancorp	17,612	929,561
Valley National Bancorp	2,960	35,165
Waddell & Reed Financial, Cl A	3,208	66,309
Walker & Dunlop *	307	15,427
Washington Federal	998	33,383
Webster Financial	1,038	53,903
Wells Fargo	28,694	1,547,754
Westamerica Bancorporation	1,337	73,161
Wintrust Financial	1,393	104,907
WisdomTree Investments	3,073	32,082
Zions Bancorporation	2,270	102,876

		20,724,319

Health Care — 2.0%
Abaxis	607	28,529
Acorda Therapeutics *	2,276	49,275
Almost Family *	571	28,236
Amedisys *	1,027	48,639
Amgen	923	161,073
Analogic	365	25,623
AngioDynamics *	1,737	28,226
Anthem	220	40,966
Baxter International	1,320	79,834
Brookdale Senior Living *	678	9,628
Cambrex *	456	27,816
Chemed	209	41,278

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Health Care — continued
Cigna	471	$81,747
Community Health Systems *	5,661	40,476
Computer Programs & Systems	947	29,026
CONMED	887	45,521
Diplomat Pharmacy *	2,115	33,565
Eli Lilly	545	45,050
Emergent BioSolutions *	1,003	36,479
Express Scripts Holding *	37	2,318
Haemonetics *	1,265	52,029
HealthEquity *	767	35,182
HMS Holdings *	1,272	25,542
ICU Medical *	210	36,099
IDEXX Laboratories *	43	7,158
Impax Laboratories *	3,698	71,556
Integer Holdings *	1,253	57,387
Integra LifeSciences Holdings *	626	31,087
Intuitive Surgical *	87	81,630
Invacare	2,039	31,910
Johnson & Johnson	1,430	189,790
Kindred Healthcare	4,041	36,167
Lannett *	1,469	29,894
LHC Group *	609	35,261
Magellan Health *	979	72,984
McKesson	67	10,845
Medicines *	1,756	67,518
Medtronic	90	7,557
Merck	3,395	216,872
Myriad Genetics *	3,121	75,747
Nektar Therapeutics, Cl A *	2,702	58,985
Pfizer	2,031	67,348
PharMerica *	1,413	35,537
Providence Service *	588	30,306
Quality Systems *	1,792	30,643
Select Medical Holdings *	4,283	69,385
Spectrum Pharmaceuticals *	4,188	31,242
Tivity Health *	1,159	45,954
UnitedHealth Group	365	70,011

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Health Care — continued
WellCare Health Plans *	2,156	$381,589

		2,876,520

Industrials — 2.9%
AAR	1,297	48,508
ABM Industries	1,985	88,571
Actuant, Cl A	2,077	50,263
Aegion, Cl A *	1,878	44,959
Aerovironment *	1,036	39,150
Albany International, Cl A	682	36,487
Allison Transmission Holdings	3,500	132,299
American Airlines Group	1,619	81,662
Applied Industrial Technologies	997	56,331
Atlas Air Worldwide Holdings *	962	57,142
Barnes Group	981	59,037
Boeing	678	164,388
Brady, Cl A	976	32,403
Briggs & Stratton	1,999	46,817
Brink’s	1,724	134,731
Caterpillar	1,226	139,702
Chart Industries *	1,213	41,242
CIRCOR International	636	31,838
Comfort Systems USA	1,400	46,620
Cubic	1,087	51,796
Cummins	615	103,259
DXP Enterprises *	739	21,128
Echo Global Logistics *	1,672	22,823
Emerson Electric	1,717	102,350
Encore Wire	1,001	44,645
EnPro Industries	796	61,308
Essendant	2,635	32,885
Federal Signal	2,039	37,722
Franklin Electric	962	38,865
General Cable	2,127	41,051
General Electric	6,987	178,937
Genesee & Wyoming, Cl A *	181	11,794
Greenbrier	1,076	48,420
Harsco *	2,333	36,045

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Industrials — continued
Honeywell International	133	$18,104
Hub Group, Cl A *	1,417	48,249
Interface, Cl A	2,243	42,505
Kaman	1,303	66,609
Kelly Services, Cl A	1,405	31,289
Korn	2,009	67,201
Lindsay	492	45,102
LSC Communications	1,424	30,445
Macquarie Infrastructure	61	4,624
Marten Transport	2,317	36,956
Matson	1,346	37,957
Mobile Mini	878	27,042
Moog, Cl A *	1,276	94,832
Mueller Industries	2,279	71,789
MYR Group *	1,076	34,228
Norfolk Southern	466	52,462
Northrop Grumman	226	59,467
On Assignment *	724	35,657
Raven Industries	1,117	38,425
Roadrunner Transportation Systems *	4,489	31,333
RR Donnelley & Sons	3,595	44,434
Saia *	974	52,938
SkyWest	1,987	72,526
SPX *	1,737	47,802
SPX FLOW *	1,696	60,140
Team *	1,297	18,612
Tennant	481	36,340
Tetra Tech	492	23,345
Toro	5,300	376,776
Triumph Group	2,221	56,858
TrueBlue *	1,620	41,391
UniFirst	463	65,862
Union Pacific	488	50,244
Viad	813	43,536
Wabash National	2,188	41,747
WageWorks *	353	23,016

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Industrials — continued
Watts Water Technologies, Cl A	732	$47,141

		4,142,162

Information Technology — 2.3
Accenture, Cl A	62	7,987
Adobe Systems *	561	82,181
ADTRAN	1,885	44,203
Alphabet, Cl A *	17	16,074
Alphabet, Cl C *	93	86,537
Anixter International *	1,096	86,310
Apple	515	76,596
Applied Optoelectronics *	446	43,481
Benchmark Electronics *	2,104	70,800
Blucora *	1,686	37,766
Bottomline Technologies *	981	27,939
Broadcom, Cl A	50	12,333
Brooks Automation	1,778	43,668
CACI International, Cl A *	971	121,472
Cisco Systems	1,261	39,658
Citrix Systems *	400	31,592
Corning	6,339	184,717
Cray *	2,146	44,208
CTS	1,446	31,812
Diodes *	1,829	48,523
Electronics For Imaging *	672	32,646
F5 Networks *	1,281	154,680
Facebook, Cl A *	1,196	202,423
FARO Technologies *	832	32,864
Harris	78	8,929
HP	11,469	219,057
IAC *	480	50,222
Insight Enterprises *	1,452	58,835
Intel	1,349	47,849
International Business Machines	163	23,581
Kulicke & Soffa Industries *	1,889	40,689
Littelfuse	161	29,009
ManTech International, Cl A	1,235	49,054
Microsoft	1,656	120,391

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Information Technology — continued
MicroStrategy, Cl A *	207	$27,844
MTS Systems	675	35,573
NetApp	2,538	110,200
NETGEAR *	530	25,387
NXP Semiconductors *	177	19,528
OSI Systems *	603	48,222
Park Electrochemical	1,443	27,114
Perficient *	1,719	32,317
Plexus *	1,401	75,108
Progress Software	1,047	33,514
Rogers *	392	46,244
Sanmina *	2,842	101,886
ScanSource *	1,144	45,302
Semtech *	1,466	58,054
Sykes Enterprises *	1,370	46,580
Texas Instruments	1,120	91,146
TiVo	1,077	21,109
Veeco Instruments *	1,335	41,118
Viavi Solutions *	9,475	103,941
Virtusa *	1,386	45,946
Western Union	3,281	64,800

		3,309,019

Materials — 1.2%
A Schulman	1,239	32,586
AdvanSix *	1,055	35,321
AK Steel Holding *	5,843	33,071
Bemis	200	8,474
Boise Cascade *	1,642	49,835
Calgon Carbon	2,393	38,288
Century Aluminum *	2,078	34,869
Chemours	2,300	109,502
Clearwater Paper *	783	38,484
Dow Chemical	2,073	133,169
Freeport-McMoRan *	193	2,822
Hawkins	726	32,634
Haynes International	656	20,520

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Materials — continued
HB Fuller	1,952	$100,567
Innophos Holdings	748	31,244
Kaiser Aluminum	478	46,505
KapStone Paper and Packaging	3,364	76,901
Koppers Holdings *	895	32,489
LyondellBasell Industries, Cl A	714	64,324
Materion	1,009	38,796
Myers Industries	1,672	28,424
Nucor	1,368	78,892
PH Glatfelter	1,958	40,080
Quaker Chemical	201	28,516
Rayonier Advanced Materials	1,492	22,246
Schweitzer-Mauduit International	1,337	51,368
Steel Dynamics	9,231	326,869
Stepan	571	46,919
SunCoke Energy *	2,401	21,489
Tahoe Resources	4,336	23,718
TimkenSteel *	1,868	29,683
Tredegar	1,465	22,122

		1,680,727

Real Estate — 0.8%
Acadia Realty Trust ‡	1,389	41,309
Brixmor Property Group ‡	3,793	74,305
CBL & Associates Properties ‡	4,606	40,487
Chesapeake Lodging Trust ‡	2,814	70,997
DDR ‡	1,502	15,305
DiamondRock Hospitality ‡	4,214	49,220
EastGroup Properties ‡	841	73,318
Franklin Street Properties ‡	5,319	56,222
Government Properties Income Trust ‡	3,239	57,427
HCP ‡	2,664	84,316
Hospitality Properties Trust ‡	2,437	70,819
Host Hotels & Resorts ‡	339	6,326
Kite Realty Group Trust ‡	3,600	73,908
Lexington Realty Trust ‡	7,033	71,596
Pennsylvania ‡	2,047	24,339

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Real Estate — continued
RE, Cl A	796	$46,287
Sabra Health Care ‡	2,830	65,656
Simon Property Group ‡	748	118,558
Urstadt Biddle Properties, Cl A ‡	1,811	37,922

		1,078,317

Telecommunication Services — 0.4%
AT&T	6,898	269,022
CenturyLink	783	18,220
Consolidated Communications Holdings	1,343	24,174
General Communication, Cl A *	1,063	45,358
Iridium Communications *	3,364	33,472
Lumos Networks *	1,667	29,856
Spok Holdings	1,659	27,208
Sprint *	9,783	78,068
Verizon Communications	1,339	64,808

		590,186

Utilities — 1.0%
AES	7,880	88,098
ALLETE	1,922	140,825
Ameren	289	16,213
American Electric Power	363	25,606
American Water Works	132	10,705
Avangrid	900	40,878
Avista	2,267	119,266
California Water Service Group	1,360	52,904
CenterPoint Energy	117	3,298
Consolidated Edison	225	18,644
Dominion Energy	462	35,657
DTE Energy	132	14,132
Duke Energy	515	43,837
Edison International	241	18,962
El Paso Electric	1,795	93,161
Entergy	1,221	93,675
Eversource Energy	233	14,164
Exelon	698	26,761
FirstEnergy	3,375	107,696

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares/ Face Amount	Value
United States — continued
Utilities — continued
MDU Resources Group	1,948	$51,330
NextEra Energy	342	49,963
Northwest Natural Gas	1,226	77,361
PG&E	945	63,967
PPL	504	19,318
Public Service Enterprise Group	379	17,044
Sempra Energy	184	20,794
Southern	728	34,893
Spire	1,802	130,825
WEC Energy Group	233	14,672
Xcel Energy	374	17,694

		1,462,343

		43,654,830

TOTAL COMMON STOCK (Cost $66,439,565)		73,650,728

ASSET-BACKED SECURITIES — 9.7%
Automotive — 2.7%
BMW Vehicle Lease Trust, Ser 2016-2, Cl A3
Callable 04/20/2019 @ $100 1.430%, 09/20/2019	$1,000,000	997,944
CarMax Auto Owner Trust, Ser 2017-1, Cl A3
Callable 11/15/2020 @ $100 1.980%, 11/15/2021	800,000	802,253
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A4
Callable 02/15/2018 @ $100 1.530%, 05/17/2021	1,000,000	1,000,123
Nissan Auto Receivables Owner Trust, Ser 2017-A, Cl A3
Callable 01/15/2021 @ $100 1.740%, 08/16/2021	1,000,000	1,001,612

		3,801,932

Credit Cards — 2.7%
American Express Credit Account Master Trust, Ser 2017-1, Cl A 1.930%, 09/15/2022	1,000,000	1,004,309
Citibank Credit Card Issuance Trust, Ser 2017-A3, Cl A3 1.920%, 04/07/2022	1,000,000	1,003,161

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Credit Cards — continued
Discover Card Execution Note Trust, Ser 2015-A4, Cl A4 2.190%, 04/17/2023	$1,800,000	$1,816,421

		3,823,891

Other Asset-Backed Securities — 4.3%
AMMC CLO XIV, Ser 2017-14A, Cl A1LR 2.564%, 07/25/2029 (A) (B)	485,000	485,000
Atlas Senior Loan Fund V, Ser 2017-1A, Cl AR2
Callable 07/16/2019 @ $100 2.564%, 07/16/2029 (A) (B)	491,000	490,752
Atlas Senior Loan Fund V, Ser 2017-1A, Cl CR2
Callable 07/16/2019 @ $100 3.904%, 07/16/2029 (A) (B)	250,000	249,496
Atlas Senior Loan Fund V, Ser 2017-1A, Cl DR2
Callable 07/16/2019 @ $100 5.304%, 07/16/2029 (A) (B)	250,000	249,368
CBAM, Ser 2017-2A, Cl A 2.631%, 10/17/2029 (A) (B)	837,000	837,000
CBAM, Ser 2017-2A, Cl B1 3.141%, 10/17/2029 (A) (B)	273,000	273,000
CIFC Funding, Ser 2017-1A, Cl A2R 3.061%, 07/16/2030 (A) (B)	382,000	382,000
Elevation CLO, Ser 2014-2A, Cl A1L 2.728%, 03/12/2026 (A) (B)	593,000	596,485
ICG US CLO, Ser 2017-2A, Cl A1 0.000%, 10/23/2029 (A) (B)	421,000	421,000
ICG US CLO, Ser 2017-2A, Cl A2 0.000%, 10/23/2029 (A) (B)	310,000	310,000
LCM XXII, Ser 2016-22A, Cl A1
Callable 10/20/2018 @ $100 2.787%, 10/20/2028 (A) (B)	272,000	275,382
Mountain View Funding CLO, Ser 2017-1A, Cl D 5.011%, 10/16/2029 (A) (B)	250,000	247,450
OFSI Fund V, Ser 2017-1A, Cl A 2.634%, 08/16/2029 (A) (B)	717,000	717,000
OFSI Fund V, Ser 2017-1A, Cl B 3.114%, 08/16/2029 (A) (B)	250,000	250,000
TCI-Cent CLO Income Note Issuer, Ser 2017-1A, Cl A1 2.583%, 07/25/2030 (A) (B)	250,000	250,625

		6,034,558

TOTAL ASSET-BACKED SECURITIES (Cost $13,658,696)		13,660,381

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

REGISTERED INVESTMENT COMPANIES — 8.5%
	Shares/ Face Amount(1)		Value
Credit Suisse Floating Rate High Income Fund, Cl I		613,688	$4,209,898
Goldman Sachs BDC		670	15,102
Golub Capital BDC		1,120	21,907
Matthews India Fund		131,661	4,286,869
Nuveen Symphony Floating Rate Income Fund, Cl I		179,306	3,546,671

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $11,190,858)			12,080,447

SOVEREIGN DEBT — 7.2%
Argentine Republic Government International Bond 7.500%, 04/22/2026		180,000	193,770
7.125%, 07/06/2036		1,000,000	987,499
6.875%, 04/22/2021		630,000	678,195
6.625%, 07/06/2028		750,000	750,000
Australia Government Bond 4.250%, 04/21/2026	AUD	71,000	64,102
Austria Government Bond 3.150%, 06/20/2044 (A)	EUR	27,000	43,482
Belgium Government Bond 4.250%, 03/28/2041 (A)	EUR	14,000	25,217
Bundesrepublik Deutschland 4.750%, 07/04/2040	EUR	59,000	120,878
Canadian Government Bond 5.750%, 06/01/2033	CAD	78,000	90,787
3.750%, 06/01/2019	CAD	69,000	57,773
3.500%, 06/01/2020	CAD	51,000	43,276
3.250%, 06/01/2021	CAD	44,000	37,500
2.750%, 06/01/2022	CAD	49,000	41,283
2.500%, 06/01/2024	CAD	54,000	45,052
2.250%, 06/01/2025	CAD	51,000	41,819
1.750%, 09/01/2019	CAD	65,000	52,591
1.500%, 03/01/2020	CAD	92,000	74,006
1.500%, 06/01/2023	CAD	55,000	43,456
1.500%, 06/01/2026	CAD	52,000	39,981
1.000%, 09/01/2022	CAD	45,000	34,844
0.750%, 09/01/2020	CAD	90,000	70,679
0.750%, 03/01/2021	CAD	54,000	42,167
0.750%, 09/01/2021	CAD	59,000	45,751
0.500%, 03/01/2022	CAD	59,000	44,933
Denmark Government Bond 4.500%, 11/15/2039	DKK	673,000	177,705
French Government Bond OAT 4.500%, 04/25/2041	EUR	69,000	128,578
French Republic Government Bond OAT 4.000%, 10/25/2038	EUR	17,000	29,312
3.250%, 05/25/2045	EUR	17,000	26,709

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)		Value
Indonesia Treasury Bond 8.375%, 03/15/2024	IDR	9,600,000,000	$778,218
8.375%, 09/15/2026	IDR	5,000,000,000	405,847
8.250%, 07/15/2021	IDR	9,150,000,000	721,067
7.000%, 05/15/2022	IDR	1,500,000,000	113,705
Italy Buoni Poliennali Del Tesoro 6.500%, 11/01/2027	EUR	21,000	34,822
5.000%, 09/01/2040	EUR	23,000	35,685
4.750%, 09/01/2044 (A)	EUR	19,000	28,866
3.250%, 09/01/2046 (A)	EUR	18,000	21,551
2.700%, 03/01/2047 (A)	EUR	20,000	21,394
Japan Government Five Year Bond 0.200%, 09/20/2018	JPY	10,600,000	96,490
0.100%, 12/20/2019	JPY	11,600,000	105,699
0.100%, 09/20/2020	JPY	5,600,000	51,071
0.100%, 12/20/2020	JPY	11,000,000	100,348
0.100%, 03/20/2021	JPY	11,500,000	104,971
Japan Government Ten Year Bond 1.500%, 03/20/2019	JPY	7,700,000	71,683
1.400%, 12/20/2018	JPY	7,900,000	73,161
0.500%, 12/20/2024	JPY	3,500,000	32,915
Japan Government Thirty Year Bond 2.500%, 09/20/2036	JPY	1,200,000	14,725
2.300%, 06/20/2035	JPY	4,000,000	47,542
2.300%, 12/20/2036	JPY	7,100,000	84,858
Japan Government Twenty Year Bond 1.200%, 09/20/2035	JPY	4,100,000	41,720
1.000%, 12/20/2035	JPY	1,500,000	14,769
0.700%, 03/20/2037	JPY	17,700,000	164,093
Japan Government Two Year Bond 0.100%, 10/15/2017	JPY	2,500,000	22,686
0.100%, 11/15/2017	JPY	4,500,000	40,843
0.100%, 10/15/2018	JPY	18,000,000	163,704
0.100%, 01/15/2019	JPY	8,000,000	72,798
Netherlands Government Bond 3.750%, 01/15/2042 (A)	EUR	79,000	142,972
2.750%, 01/15/2047 (A)	EUR	14,000	22,159
Peru Government Bond 6.950%, 08/12/2031	PEN	1,550,000	528,329
6.900%, 08/12/2037	PEN	1,600,000	540,564
6.350%, 08/12/2028	PEN	326,000	106,695
5.700%, 08/12/2024	PEN	1,500,000	481,129
Peru Government Bond Delete 6.350%, 08/12/2028 (A)	PEN	1,330,000	435,291
Spain Government Bond 5.150%, 10/31/2044 (A)	EUR	13,000	22,388
4.900%, 07/30/2040 (A)	EUR	24,000	39,860
4.700%, 07/30/2041 (A)	EUR	40,000	64,758

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)/Shares		Value
Uruguay Government International Bond 9.875%, 06/20/2022 (A)	UYU	6,900,000	$259,583

TOTAL SOVEREIGN DEBT (Cost $9,975,591)			10,140,304

CORPORATE OBLIGATIONS — 1.6%
Consumer Discretionary — 0.4%
Daimler Finance North America 2.041%, 07/05/2019 (A) (B)		300,000	302,540
Toyota Motor Credit 1.564%, 04/17/2020 (B)		300,000	300,656

			603,196

Financials — 0.8%
American Express Credit MTN
Callable 04/03/2019 @ $100 1.641%, 05/03/2019 (B)		300,000	300,734
Goldman Sachs Group
Callable 12/27/2019 @ $100 2.023%, 12/27/2020 (B)		300,000	300,914
JPMorgan Chase
Callable 02/01/2021 @ $100 2.682%, 03/01/2021 (B)		300,000	309,001
Wells Fargo Bank MTN 1.700%, 11/28/2018 (B)		250,000	251,179

			1,161,828

Industrials — 0.2%
Siemens Financieringsmaatschappij 1.556%, 09/13/2019 (A) (B)		300,000	301,183

Information Technology — 0.2%
Apple 1.379%, 02/07/2020 (B)		250,000	250,749

TOTAL CORPORATE OBLIGATIONS (Cost $2,318,135)			2,316,956

EXCHANGE TRADED FUND — 0.1%
iShares Russell 1000 Value ETF		705	82,626

TOTAL EXCHANGE TRADED FUND (Cost $76,789)			82,626

PREFERRED STOCK — 0.0%
Brazil — 0.0%
Banco Bradesco #		5,640	54,441

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

PREFERRED STOCK — continued
	Shares/Face Amount	Value
Braskem 3.900%	700	$8,395

TOTAL PREFERRED STOCK (Cost $51,777)		62,836

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bond
8.000%, 11/15/2021	$100,000	125,816
U.S. Treasury Note
2.250%, 07/31/2021	14,000	14,294
2.125%, 09/30/2021	70,000	71,099
2.125%, 12/31/2021	58,000	58,870
2.125%, 12/31/2022	88,000	88,949
2.000%, 10/31/2021	58,000	58,591
2.000%, 11/30/2022	23,000	23,116
1.875%, 10/31/2022	52,000	51,955
1.750%, 05/15/2023	90,000	88,931
1.625%, 06/30/2020	49,000	49,170
1.625%, 04/30/2023	93,000	91,314
1.500%, 03/31/2023	49,000	47,831
1.250%, 10/31/2021	166,000	162,597
United States Treasury Bill
0.911%, 12/07/2017 (C) (D)	1,920,000	1,912,917

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,847,641)		2,845,450

TOTAL INVESTMENTS — 81.2% (Cost $106,559,052)†		$114,839,728

Percentages are based on Net Assets of $141,356,524.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Rate not available
(1)	In U.S. dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of July 31, 2017 was $7,861,684 and represents 5.56% of Net Assets.
(B)	Floating rate security — Rate disclosed is the rate in effect on July 31, 2017.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts or forward foreign currency contracts.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $106,559,052, and the unrealized appreciation and depreciation were $9,845,278 and $(1,564,602) respectively.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

ADR — American Depositary Receipt

AUD — Australian Dollar

BDC — Business Development Company

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

DKK — Danish Krone

ETF — Exchange Traded Fund

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

OAT — Obligations Assimilables du Tresor

PEN — Peruvian Sol

S&P — Standard & Poor’s

S&P CNX Nifty — National Stock Exchange of India

Ser — Series

SGX — Singapore Exchange Limited

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

UYU — Uruguayan Peso

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2017, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Morgan Stanley	9/1/17	BRL	12,750,000	USD	3,824,235	$(237,098)
Morgan Stanley	9/1/17	USD	3,863,168	BRL	12,750,000	198,165
Morgan Stanley	9/19/17-9/20/17	JPY	1,021,237,500	USD	9,177,574	(107,595)
Morgan Stanley	9/20/17	AUD	91,200	USD	67,990	(4,922)
Morgan Stanley	9/20/17	CAD	1,017,400	USD	803,544	(13,095)
Morgan Stanley	9/20/17	DKK	1,155,700	USD	174,566	(9,943)
Morgan Stanley	9/20/17	EUR	674,100	USD	755,990	(44,272)
Morgan Stanley	9/20/17	GBP	29,600	USD	37,897	(1,227)
Morgan Stanley	9/20/17	USD	8,331	AUD	10,500	64
Morgan Stanley	9/20/17	USD	38,612	GBP	29,600	512
Morgan Stanley	9/20/17	USD	128,239	JPY	14,285,000	1,646
Morgan Stanley	9/27/17	USD	6,992,314	INR	455,180,000	62,302

						$(155,463)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

The open futures contracts held by the Fund at July 31, 2017, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
E-MINI MSCI Future	(46)	Sep-2017	$(131,514)
Russell 1000 Index E-MINI	41	Sep-2017	15,478
Russell 2000 Index E-MINI	193	Sep-2017	73,897
S&P 500 Index E-MINI	(34)	Sep-2017	(67,501)
SGX S&P CNX Nifty Index	390	Aug-2017	66,701
TOPIX Index	(26)	Sep-2017	(62,221)

			$(105,160)

The following table summarizes the inputs used as of July 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$125,220	$—	$—	$125,220
Belgium	68,826	—	—	68,826
Bermuda	27,328	—	—	27,328
Brazil	15,795	—	—	15,795
Canada	624,554	—	—	624,554
China	68,242	—	—	68,242
Colombia	8,470	—	—	8,470
Denmark	29,655	—	—	29,655
France	486,666	—	—	486,666
Germany	690,555	—	—	690,555
Hong Kong	691,356	—	—	691,356
Indonesia	5,477,602	—	—	5,477,602
Italy	392,200	—	—	392,200
Japan	19,408,720	—	—	19,408,720
Mexico	95,058	—	—	95,058
New Zealand	4,647	—	—	4,647
Portugal	11,748	—	—	11,748
South Africa	300,726	—	—	300,726
South Korea	33,481	—	—	33,481
Spain	471,430	—	—	471,430
Sweden	60,702	—	—	60,702
Switzerland	152,506	—	—	152,506
Taiwan	149,775	—	—	149,775
United Kingdom	600,636	—	—	600,636
United States	43,654,830	—	—	43,654,830

Total Common Stock	73,650,728	—	—	73,650,728

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2017 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$13,660,381	$—	$13,660,381
Registered Investment Companies	12,080,447	—	—	12,080,447
Sovereign Debt	—	10,140,304	—	10,140,304
Corporate Obligations	—	2,316,956	—	2,316,956
Exchange Traded Fund	82,626	—	—	82,626
Preferred Stock	62,836	—	—	62,836
U.S. Treasury Obligations	—	2,845,450	—	2,845,450

Total Investments in Securities	$85,876,637	$28,963,091	$—	$114,839,728

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$262,689	$—	$262,689
Unrealized Depreciation	—	(418,152)	—	(418,152)
Futures Contracts *
Unrealized Appreciation	156,076	—	—	156,076
Unrealized Depreciation	(261,236)	—	—	(261,236)

Total Investments in Securities	$(105,160)	$(155,463)	$—	$(260,623)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. For the period ended July 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

PBI-QH-001-0300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017